Business Combinations - Pro Forma (Details) (ColorMatrix, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ColorMatrix
Business Acquisition [Line Items]
Net Sales	$ 2,909.6	$ 2,695.6
Net Income	$ 156.5	$ 157.7